Pension and Retirement Allowance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to pension plan for the year ending March 31, 2014	¥ 15,340
Estimated net actuarial loss for pension plan that will be amortized over the year ending March 31, 2014	7,872
Prior service credit for pension plan that will be amortized over the year ending March 31, 2014	(4,153)
Cost of defined contribution plans	¥ 7,018	¥ 6,515	¥ 6,620
Domestic Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	30.00%
Domestic Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	40.00%
Domestic Plans | Other investment vehicles
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	30.00%
Foreign Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	25.00%
Foreign Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	60.00%
Foreign Plans | Other investment vehicles
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	15.00%